INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	2,103	1,854	298
Working in process	—	505	81
Inventories net	2,103	2,359	379